Investment in joint venture - Disclosure of detailed information about cash flows of AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ (5,314)	$ (5,750)
Operating activities	1,784	(12,935)
Investing activities	1,032	3,906
Financing activities	(130)	441
Impact of foreign exchange on cash and cash equivalents	(96)	(42)
Increase (decrease) in cash and cash equivalents during the year	2,590	(8,630)
Cash and cash equivalents, beginning of year	53,521	62,151
Cash and cash equivalents, end of year	56,111	53,521
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating activities	75,479	86,602
Investing activities	(16,452)	(45,891)
Financing activities	(15,590)	(55,522)
Impact of foreign exchange on cash and cash equivalents	(1,377)	(232)
Increase (decrease) in cash and cash equivalents during the year	42,060	(15,043)
Cash and cash equivalents, beginning of year	49,211	64,254
Cash and cash equivalents, end of year	$ 91,271	$ 49,211